UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8215

Name of Fund:  MuniHoldings Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniHoldings Fund II, Inc., 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments


MuniHoldings Fund II, Inc.

Schedule of Investments as of October 31, 2004                                                            (in Thousands)
                   S&P      Moody's  Face
State              Ratings  Ratings Amount   Municipal Bonds                                                       Value
Alabama - 2.7%     AAA      Aaa   $ 4,000    Jefferson County, Alabama, Sewer Revenue Bonds, Series D,
                                             5.70% due 2/01/2007(b)(h)                                          $   4,360

Arizona - 4.3%     BBB+     Baa1    1,000    Arizona Health Facilities Authority Revenue Bonds
                                             (Catholic Healthcare West), Series A,  6.625% due 7/01/2020            1,106
                   NR*      Caa2    2,800    Phoenix, Arizona, IDA, Airport Facility Revenue Refunding
                                             Bonds (America West Airlines Inc. Project), AMT,
                                             6.30% due 4/01/2023                                                    2,064
                   NR*      Baa3    1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona
                                             Charter Schools Project), Series C, 6.75% due 7/01/2031                1,035
                                             Pima County, Arizona, IDA, M/F Housing Revenue Bonds
                                             (Columbus Village), Series A (f):
                   AAA      NR*       585        6.00% due 10/20/2031                                                 589
                   AAA      NR*       770        6.05% due 10/20/2041                                                 775
                   NR*      NR*     1,325    Show Low, Arizona, Improvement District No. 5, Special Assessment
                                             Bonds, 6.375% due 1/01/2015                                            1,391

Arkansas - 0.7%    NR*      Aaa     1,000    University of Arkansas, University Construction Revenue Bonds
                                             (UAMS Campus), Series B, 5% due 11/1/2022(d)                           1,062

California - 26.0% AAA      Aaa     2,000    Benicia, California, Unified School District, GO, Refunding,
                                             Series A, 5.615%** due 8/01/2020(b)                                      957
                   BBB+     A2      5,000    California State Department of Water Resources, Power Supply
                                             Revenue Bonds, Series A, 5.25% due 5/1/2020                            5,405
                   A        A3      2,250    California State, GO, Refunding,  5.375% due 10/01/2027                2,396
                   A-       Baa1    5,200    California State Public Works Board, Lease Revenue Bonds
                                             (Department of Corrections), Series C, 5.25% due 6/01/2028             5,423


Portfolio
Abbreviations

To simplify the listings of MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT    Alternative Minimum Tax (subject to)
EDA    Economic Development Authority
GO     General Obligation Bonds
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
RIB    Residual Interest Bonds
VRDN   Variable Rate Demand Notes


Schedule of Investments as of October 31, 2004 (concluded)                                                (in Thousands)
                   S&P      Moody's  Face
State              Ratings  Ratings Amount   Municipal Bonds                                                       Value
California                                   Golden State Tobacco Securitization Corporation of
(concluded)                                  California, Tobacco Settlement Revenue Bonds:
                   BBB      Baa3  $   870        Series A-3,  7.875% due 6/01/2042                               $    938
                   A-       Baa1    2,000        Series B,  5.75% due 6/01/2021                                     2,122
                   A-       Baa1    1,330        Series B,  5.625% due 6/01/2033                                    1,425
                   AAA      Aaa     3,330    Los Angeles, California, Unified School District, GO,
                                             Series A,  5% due 1/01/2028(d)                                         3,446
                   NR*      NR*     1,750    Poway, California, Unified School District, Special Tax
                                             (Community Facilities District Number 6 Area), Series A,
                                             6.125% due 9/01/2033                                                   1,833
                                             Sacramento County, California, Sanitation District
                                             Financing Authority, Revenue Refunding Bonds (e):
                   AA       Aa3     1,000        RIB, Series 366,  9.692% due 12/01/2027                            1,101
                   AA       Aa3     2,500        Trust Receipts, Class R, Series A,  9.885% due 12/01/2019          2,771
                   AAA      Aaa     5,400    San Diego, California, Unified Port District, Revenue
                                             Refunding Bonds, AMT, Series A,  5.25% due 9/01/2019 (d)               5,876
                                             San Marino, California, Unified School District, GO,
                   `                         Series A (d):
                   AAA      Aaa     1,820        5.50%** due 7/01/2017                                              1,043
                   AAA      Aaa     1,945        5.55%** due 7/01/2018                                              1,053
                   AAA      Aaa     2,070        5.60%** due 7/01/2019                                              1,058
                   AAA      Aaa     5,000    Tracy, California, Area Public Facilities Financing
                                             Agency, Special Tax Refunding Bonds (Community
                                             Facilities District Number 87-1), Series H,  5.875%
                                             due 10/01/2019(d)                                                      5,453

Colorado - 2.7%    NR*      NR*     1,890    Elk Valley, Colorado, Public Improvement Revenue Bonds
                                             (Public Improvement Fee), Series A,  7.10% due 9/01/2014               1,979
                   A-1+     VMIG-1+ 2,400    Moffat County, Colorado, PCR, Refunding (Pacificorp Projects),
                                             VRDN,  1.74% due 5/01/2013(a)(j)                                       2,400

Florida - 6.4%     NR*      NR*     1,700    Ballantrae, Florida, Community Development District, Capital
                                             Improvement Revenue Bonds,  6% due 5/1/2035                            1,721
                   BBB-     Baa3    1,000    Broward County, Florida, Airport Exempt Facility Revenue
                                             Bonds (Learjet Inc. Project), AMT,  7.50% due 11/1/2020                1,108
                   AA-      A3      1,025    Broward County, Florida, Resource Recovery Revenue
                                             Refunding Bonds (Wheelabrator South Broward),
                                             Series A,  5.375% due 12/01/2009                                       1,123
                   NR*      NR*     2,450    Midtown Miami, Florida, Community Development District,
                                             Special Assessment Revenue Bonds, Series A, 6.25% due 5/01/2037        2,536
                   A        A2      2,400    Orange County, Florida, Health Facilities Authority,
                                             Hospital Revenue Bonds (Orlando Regional Healthcare),
                                             6% due 12/01/2028                                                      2,583
                   NR*      NR*     1,300    Preserve at Wilderness Lake, Florida, Community Development
                                             District, Capital Improvement Bonds,
                                             Series A,  5.90% due 5/01/2034                                         1,306

Georgia - 2.4%     NR*      NR*     1,250    Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station
                                             Project),  7.90% due 12/01/2024                                        1,356

                   NR*      NR*     1,315    Brunswick & Glynn County, Georgia, Development Authority,
                                             First Mortgage Revenue Bonds (Coastal Community Retirement
                                             Corporation Project), Series A,  7.25% due 1/01/2035                   1,304
                   BBB      NR*     1,250    Milledgeville-Baldwin County, Georgia, Development Authority
                                             Revenue Bonds (Georgia College and State University Foundation),
                                             5.50% due 9/01/2024                                                    1,309

Idaho - 1.2%       BB+      Ba3     2,000    Power County, Idaho, Industrial Development Corporation,
                                             Solid Waste Disposal Revenue Bonds (FMC Corporation Project),
                                             AMT,  6.45% due 8/01/2032                                              2,050

Illinois - 2.4%    CCC      Caa2    1,000    Chicago, Illinois, O'Hare International Airport, Special Facility
                                             Revenue Refunding Bonds (American Airlines Inc. Project),
                                             8.20% due 12/01/2024                                                     730
                   NR*      NR*     1,000    Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
                                             6.75% due 12/01/2032                                                   1,037
                   AA       Aa2     2,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT,
                                             Sub-Series C-2,  5.25% due 8/01/2022                                   2,083

Kentucky - 1.4%    NR*      NR*     1,165    Kenton County, Kentucky, Airport Board, Special Facilities
                                             Revenue Bonds (Mesaba Aviation Inc. Project), AMT, Series A,
                                             6.625% due 7/01/2019                                                     973
                   NR*      NR*     1,200    Kentucky Economic Development Finance Authority, Health System
                                             Revenue Bonds (Norton Healthcare Inc.), Series A,
                                             6.50% due 10/01/2020                                                   1,303

Maine - 2.2%       AA+      Aa1     3,455    Maine State Housing Authority, Mortgage Purchase Revenue
                                             Refunding Bonds, Series B,  5.30% due 11/15/2023                       3,646

Maryland - 2.5%    NR*      Baa3    1,250    Maryland State Economic Development Corporation, Student
                                             Housing Revenue Bonds (University of Maryland College
                                             Park Project), 6.50% due 6/01/2027                                     1,364
                   NR*      NR*     1,050    Maryland State Energy Financing Administration, Limited
                                             Obligation Revenue Bonds (Cogeneration-AES Warrior Run),
                                             AMT, 7.40% due 9/01/2019                                               1,075
                   NR*      A2      1,600    Maryland State Health and Higher Educational Facilities
                                             Authority Revenue Bonds (Calvert Health System),
                                             5.50% due 7/01/2036                                                    1,663

Massachusetts -                              Massachusetts State Development Finance Agency Revenue
2.6%                                         Bonds (Neville Communities Home),Series A (f):
                   AAA      NR*       600        5.75% due 6/20/2022                                                  672
                   AAA      NR*     1,500        6.00% due 6/20/2044                                                1,653
                   BB+      NR*     1,000    Massachusetts State Development Finance Agency,
                                             Revenue Refunding Bonds (Eastern Nazarene College),
                                             5.625% due 4/01/2029                                                     861
                   AAA      Aaa     1,000    Massachusetts State, HFA, Housing Revenue Bonds
                                             (Rental Mortgage), AMT, Series C,  5.625% due
                                             7/01/2040(a)                                                           1,034

Michigan - 5.1%    A        NR*     1,100    Flint, Michigan, Hospital Building Authority, Revenue
                                             Refunding Bonds (Hurley Medical Center), Series A,
                                             6% due 7/01/2020                                                       1,207
                   B        Ba3     2,000    Michigan State Hospital Finance Authority, Revenue
                                             Refunding Bonds (Detroit Medical Center Obligation
                                             Group), Series A,  6.50% due 8/15/2018                                 1,882
                   AAA      Aaa     5,000    Michigan State Strategic Fund, Limited Obligation
                                             Revenue Refunding Bonds (Detroit Edison Company
                                             Project), AMT, Series C,  5.65% due 9/01/2029(i)                       5,286

Minnesota -        A-       NR*     1,680    Minneapolis, Minnesota, Community Development
4.7%                                         Agency, Supported Development Revenue Refunding
                                             Bonds (Common Bond), Series G-3,  5.35% due 12/01/2021                 1,776
                                             Rockford, Minnesota, Independent School District
                                             Number 883, GO (c):
                   AAA      Aaa     2,870        5.60% due 2/01/2019                                                3,198
                   AAA      Aaa     2,390        5.60% due 2/01/2020                                                2,651

Mississippi - 1.8%                           Mississippi Business Finance Corporation, Mississippi,
                                             PCR, Refunding (System Energy Resources Inc. Project):
                   BBB-     Ba1     2,500        5.875% due 4/01/2022                                               2,508
                   BBB-     Ba1       500        5.90% due 5/01/2022                                                  505

Missouri - 2.4%                              Fenton, Missouri, Tax Increment Revenue Refunding and
                                             Improvement Bonds (Gravois Bluffs):
                   NR*      NR*       730        6.75% due 10/01/2015                                                 768
                   NR*      NR*     1,000        7.00% due 10/01/2021                                               1,082
                   NR*      NR*     1,000    Kansas City, Missouri, IDA, First Mortgage Health Facilities
                                             Revenue Bonds (Bishop Spencer Place), Series A,
                                             6.50% due 1/01/2035                                                    1,018
                   BBB+     Baa1    1,000    Missouri State Development Finance Board, Infrastructure
                                             Facilities Revenue Refunding Bonds (Branson), Series A,
                                             5.50% due 12/01/2032                                                   1,033

New Jersey - 9.4%                            New Jersey EDA, Cigarette Tax Revenue Bonds:
                   BBB      Baa2    4,050        5.75% due 6/15/2029                                                4,153
                   BBB      Baa2    1,890        5.50% due 6/15/2031                                                1,901
                                             New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                   NR*      NR*     1,000         (Cedar Crest Village Inc. Facility),  7.25% due 11/15/2031        1,024
                   NR*      NR*     2,000         (Seabrook Village Inc.), 8.125% due 11/15/2023                    2,160
                   B        Caa2    2,000    New Jersey EDA, Special Facility Revenue Bonds (Continental
                                             Airlines Inc. Project), AMT,  6.625% due 9/15/2012                     1,772
                   NR*      Baa1    2,375    New Jersey Health Care Facilities Financing Authority
                                             Revenue Bonds (South Jersey Hospital),  6% due 7/1/2026                2,515
                   BBB      Baa3    1,725    Tobacco Settlement Financing Corporation of New Jersey
                                             Revenue Bonds,  7% due 6/01/2041                                       1,723

New Mexico - 2.3%  BBB-     Baa2    3,675    Farmington, New Mexico, PCR, Refunding (Public Service
                                             Company-San Juan Project), Series A,  5.80% due 4/01/2022              3,720

New York - 15.0%   NR*      NR*     1,000    Dutchess County, New York, IDA, Civic Facility Revenue
                                             Refunding Bonds (Saint Francis Hospital), Series A,
                                             7.50% due 3/01/2029                                                      993
                   NR*      NR*       415    New York City, New York, City IDA, Civic Facility Revenue
                                             Bonds, Series C,  6.80% due 6/01/2028                                    430
                   BB-      Ba2       825    New York City, New York, City IDA, Special Facility
                                             Revenue Bonds (British Airways PLC Project), AMT,                        820
                                             7.625% due 12/01/2032
                                             New York City, New York, Sales Tax Asset Receivable
                                             Corporation Revenue Bonds, Series A (a):
                   AAA      Aaa     3,000        5.25% due 10/15/2027                                               3,224
                   AAA      Aaa     2,000        5.00% due 10/15/2029                                               2,073
                                             New York State Dormitory Authority Revenue Bonds (d):
                   AAA      A3      2,550        (Mental Health Services), Series B, 5.75% due 2/15/2010(h)         2,913
                   AAA      A3        950        (Mental Health Services), Series B,  5.75% due 2/15/2020           1,062
                   AAA      Aaa     2,030        (School Districts Financing Program), Series D,
                                                  5.25% due 10/01/2023                                              2,182
                   AA       Aaa     1,785    New York State Dormitory Authority, State Personal Income
                                             Tax Education Revenue Bonds, Series A,  5% due 3/15/2020(d)            1,915
                   NR*      NR*        55    Suffolk County, New York, IDA, Civic Facility Revenue Bonds
                                             (Special Needs Facilities Pooled Program), Series D-1,
                                             5.50% due 7/01/2007                                                       56
                                             Tobacco Settlement Financing Corporation of New York
                                             Revenue Bonds:
                   AA-      A3      1,100        Series A-1,  5.50% due 6/01/2015                                   1,199
                   AA-      A3      2,400        Series A-1,  5.50% due 6/01/2018                                   2,640
                   AAA      Aaa     2,000        Series A-1,  5.25% due 6/01/2022(a)                                2,153
                   AA-      A3      1,100        Series C-1,  5.50% due 6/01/2022                                   1,196
                   NR*      NR*     1,575    Westchester County, New York, IDA, Continuing Care Retirement,
                                             Mortgage Revenue Bonds (Kendal on Hudson Project), Series A,
                                             6.50% due 1/01/2034                                                    1,604

North Carolina -   BBB      Baa2    2,000    North Carolina Eastern Municipal Power Agency, Power
2.0%                                         System Revenue Bonds, Series D,  6.75% due 1/1/2026                    2,227
                   NR*      Baa1    1,000    North Carolina Medical Care Commission, Health Care
                                             Housing Revenue Bonds (The ARC of North Carolina Projects),
                                             Series A, 5.80% due 10/01/2034                                         1,013

Ohio - 6.2%        AAA      Aaa    10,000    Ohio State Air Quality Development Authority Revenue
                                             Refunding Bonds (Dayton Power & Light Company), Series B,
                                             6.40% due 8/15/2027(d)                                                10,036

Oklahoma - 0.9%                              Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding
                                             Bonds (AMR Corporation), AMT, Series A:
                   B-       Caa2    1,075         5.375% due 12/01/2035                                             1,025
                   B-       Caa2      430         5.80% due 6/01/2035                                                 429

Pennsylvania -     NR*       NR*    2,750    Pennsylvania Economic Development Financing Authority,
4.0%                                         Exempt Facilities Revenue Bonds (National Gypsum Company),
                                             AMT, Series A, 6.25% due 11/01/2027                                    2,877
                   NR*      NR*       540    Philadelphia, Pennsylvania, Authority for IDR,
                                             Commercial Development, 7.75% due 12/01/2017                             552
                   A-       NR*     2,630    Sayre, Pennsylvania, Health Care Facilities Authority
                                             Revenue Bonds (Guthrie Health Issue), Series B,
                                             7.125% due 12/01/2031                                                  3,090

Rhode Island -     BBB      Baa2    2,190    Rhode Island State Health and Educational Building
1.4%                                         Corporation, Hospital Financing Revenue Bonds
                                             (Lifespan Obligation Group),  6.50% due 8/15/2032                      2,329

South Carolina -   BBB+     Baa2    2,080    Medical University, South Carolina, Hospital Authority,
2.7%                                         Hospital Facilities Revenue Refunding Bonds, Series A,
                                             6.375% due 8/15/2027                                                   2,208
                   BBB-     NR*     2,000    South Carolina Jobs, EDA, Economic Development Revenue
                                             Bonds (Westminster Presbyterian Center), 7.75% due 11/15/2030          2,133

Tennessee - 4.0%   NR*      NR*     2,200    Hardeman County, Tennessee, Correctional Facilities
                                             Corporation Revenue Bonds, Series B,  7.375% due 8/1/2017              2,276
                                             Shelby County, Tennessee, Health, Educational and Housing
                                             Facility Board, Hospital Revenue Refunding Bonds (Methodist
                                             Healthcare):
                   A-       A3      2,170         6.50% due 9/01/2012(h)                                            2,647
                   A-       A3      1,280         6.50% due 9/01/2026(k)                                            1,549

Texas - 14.0%      BBB-     Baa3    2,665    Austin, Texas, Convention Center Revenue Bonds (Convention
                                             Enterprises Inc.), First Tier, Series A, 6.70% due 1/01/2028           2,833
                                             Brazos River Authority, Texas, PCR, Refunding (TXU Energy
                                             Company LLC Project):
                   BBB      Baa2      750        AMT, Series C,  6.75% due 10/01/2038                                 800
                   BBB-     Baa2    1,000        Series B,  4.75% due 5/01/2029                                     1,032
                   A        A3      2,875    Brazos River, Texas, Harbor Navigation District, Brazoria
                                             County Environmental Revenue Refunding Bonds (Dow Chemical
                                             Company Project), AMT, Series A-7, 6.625% due 5/15/2033                3,177
                   BBB-     Baa3    1,965    Dallas-Fort Worth, Texas, International Airport Facility,
                                             Improvement Corporation Revenue Bonds (Learjet Inc.),
                                             AMT, Series 2001-A-1,  6.15% due 1/01/2016                             1,965
                   CCC      Caa2    1,000    Dallas-Fort Worth, Texas, International Airport Facility,
                                             Improvement Corporation Revenue Refunding Bonds (American Airlines),
                                             AMT, Series B,  6.05% due 5/01/2029                                      931
                   A-1+     VMIG-1+ 3,900    Harris County, Texas, Health Facilities Development
                                             Corporation, Hospital Revenue Bonds (Texas Children's Hospital),
                                             VRDN, Series B-1, 1.75% due 10/01/2029(d)(j)                           3,900
                   NR*      NR*     1,300    Houston, Texas, Health Facilities Development Corporation,
                                             Retirement Facility Revenue Bonds (Buckingham Senior Living
                                             Community), Series A, 7.125% due 2/15/2034                             1,346
                   BBB-     Ba2     2,965    Matagorda County, Texas, Navigation District Number 1 Revenue
                                             Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029      3,292
                   BB       Ba2     1,100    Port Corpus Christi, Texas, Individual Development Corporation,
                                             Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                             Project), AMT, 8.25% due 11/01/2031                                    1,176
                   B-       Ba3     2,495    Red River Authority, Texas, PCR, Refunding (Celanese Project),
                                             Series A, 6.45% due 11/01/2030                                         2,416

Vermont - 0.6%     BBB+     NR*     1,000    Vermont Educational and Health Buildings, Financing Agency
                                             Revenue Bonds (Developmental and Mental Health), Series A,
                                             6.50% due 6/15/2032                                                    1,034

Virginia - 16.7%                             Chesterfield County, Virginia, IDA, PCR (Virginia Electric
                                             and Power Company):
                   BBB+     A3        425         Series A,  5.875% due 6/01/2017                                     470
                   BBB+     A3        575         Series B,  5.875% due 6/01/2017                                     636
                   AAA      Aaa    10,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue
                                             Refunding Bonds, AMT, Series A, 6.10% due 2/01/2011(a)                11,446
                                             Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                   NR*      B1      6,200        First Tier, Sub-Series C, 6.25%** due 8/15/2030                      772
                   BB       Ba2     4,310        Senior Series A,  5.50% due 8/15/2028                              3,912
                   BB       Ba2    18,400        Senior-Series B, 7.35%** due 8/15/2030                             3,362
                   AAA      Aaa     1,925    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
                                             Series J, Sub-Series J-1,  5.20% due 7/01/2019(d)                      1,999
                   AA+      Aa1     1,095    Virginia State, HDA, Rental Housing Revenue Bonds, AMT,
                                             Series B,  5.625% due 8/01/2011                                        1,167
                   AA+      Aa1     3,200    Virginia State, HDA, Revenue Bonds, AMT, Series D,
                                             6% due 4/01/2024                                                       3,407

Washington - 0.6%  NR*      NR*     1,065    Seattle, Washington, Housing Authority Revenue Bonds
                                             (Replacement Housing Project), 6.125% due 12/1/2032                    1,054

Wisconsin - 1.4%   A-1+     Aaa       800    Wisconsin State Health and Educational Facilities Authority
                                             Revenue Bonds (Gundersen Clinic, Ltd. & Lutheran Hospital-La Crosse),
                                             VRDN, Series A,  1.74% due 12/01/2015(c)(j)                              800
                   BBB+     NR*     1,360    Wisconsin State Health and Educational Facilities Authority
                                             Revenue Bonds (Synergyhealth Inc.), 6% due 11/15/2032                  1,431

Virgin Islands -   BBB-     Baa3    3,600    Virgin Islands Government Refinery Facilities, Revenue
2.4%                                         Refunding Bonds (Hovensa Coker Project), AMT,  6.50%
                                             due 7/01/2021                                                          3,933

                                             Total Municipal Bonds  (Cost - $240,410) - 155.1%                    252,575

                                    Shares
                                    Held     Short-Term Securities

                                       12    Merrill Lynch Institutional Tax-Exempt Fund (g)                           12
                                             Total Short-Term Securities  (Cost - $12) - 0.0%                          12

                   Total Investments  (Cost - $240,422***)  - 155.1%                                              252,587
                   Liabilities in Excess of Other Assets - (1.6%)                                                  (2,701)
                   Preferred Stock, at Redemption Value - (53.5%)                                                 (87,058)
                                                                                                              -----------
                   Net Assets Applicable to Common Stock - 100.0%                                             $   162,828
                                                                                                              ===========


*Not Rated.
**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
***The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:
                                            (in Thousands)

Aggregate cost                                $   240,422
                                              ===========
Gross unrealized appreciation                 $    14,110
Gross unrealized depreciation                      (1,945)
                                              -----------
Net unrealized appreciation                   $    12,165
                                              ===========

+Highest short-term rating by Moody's Investors Service, Inc.
(a)AMBAC Insured.
(b)FGIC Insured.
(c)FSA Insured.
(d)MBIA Insured.
(e)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(f)GNMA Collateralized.
(g)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                          (in Thousands)

                                    Net           Dividend
Affiliate                         Activity         Income

Merrill Lynch Institutional
  Tax-Exempt Fund                    -             $     3

(h)Prerefunded.
(i)XL Capital Insured.
(j)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004
(k)Escrowed to Maturity.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund II, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       MuniHoldings Fund II, Inc.


Date: December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       MuniHoldings Fund II, Inc.


Date: December 20, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Fund II, Inc.


Date: December 20, 2004